Property, Plant and Equipment	12 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

2021	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2020	£17,498	£13,182	£9	£323	£31,012
Additions	3,611	1,279	—	497	5,387
On acquisition of subsidiary / business	618	951	—	—	1,569
Inflation adjustment	24	—	—	—	24
Disposals	(991)	(646)	(2)	—	(1,639)
Disposals costs from subsidiary disposal	—	—	—	—	—
Transfers	—	323	—	(323)	—
Effect of foreign exchange translations	(1,392)	(1,243)	(1)	—	(2,636)
At 30 June 2021	£19,368	£13,846	£6	£497	£33,717

Depreciation
At 1 July 2020	£11,901	£6,355	£9	£—	£18,265
Charge for the year	3,153	1,933	—	—	5,086
Disposals	(901)	(596)	(2)	—	(1,499)
Disposals depreciation from subsidiary disposal	—	—	—	—	—
Effect of foreign exchange translations	(870)	(588)	(1)	—	(1,459)
At 30 June 2020	£13,283	£7,104	£6	£—	£20,393
Net book value
At 30 June 2021	£6,085	£6,742	£—	£497	£13,324

2020	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2019	£14,679	£10,158	£9	£1,157	£26,003
Additions	4,203	2,803	—	359	7,365
On acquisition of subsidiary / business	143	67	—	—	210
Inflation adjustment	16	—	—	—	16
Disposals	(1,230)	(709)	—	—	(1,939)
Disposals costs from subsidiary disposal	(74)	(269)	—	—	(343)
Transfers	—	1,193	—	(1,193)	—
Effect of foreign exchange translations	(239)	(61)	—	—	(300)
At 30 June 2020	£17,498	£13,182	£9	£323	£31,012

Depreciation
At 1 July 2019	£10,387	£5,028	£9	£—	£15,424
Charge for the year	2,800	2,016	—	—	4,816
Disposals	(1,174)	(614)	—	—	(1,788)
Disposals depreciation from subsidiary disposal	(15)	(15)	—	—	(30)
Effect of foreign exchange translations	(97)	(60)	—	—	(157)
At 30 June 2020	£11,901	£6,355	£9	£—	£18,265
Net book value
At 30 June 2020	£5,597	£6,827	£—	£323	£12,747